Sep. 23, 2019
MainStay Income Builder Fund
MainStay Income Builder Fund

MAINSTAY GROUP OF FUNDS

MainStay Income Builder Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay Unconstrained Bond Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated September 23, 2019 (“Supplement”) to the
Summary Prospectuses and Prospectus dated February 28, 2019, as supplemented and

Statement of Additional Information dated February 28, 2019, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

3.	MainStay Income Builder Fund only

a.	The second paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by New York Life Investment Management LLC (“New York Life Investments”) in collaboration with MacKay Shields LLC (“MacKay Shields”). Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. The Fund may use equity index and fixed-income futures to manage effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Fund's equity or fixed-income allocation guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.